Label	Element	Value
Tweedy, Browne International Value Fund II – Currency Unhedged
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Tweedy, Browne International Value Fund II – Currency Unhedged (formerly, Tweedy, Browne Global Value Fund II – Currency Unhedged)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended March 31, 2021, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund over the time periods shown and then redeem all of your shares at the end of those periods. This example also assumes that your investment earns a 5% return each yearand that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in foreign equity securities that the Adviser believes are undervalued but may invest in U.S. securities to a limited extent. The Adviser seeks to construct a diversified portfolio of stocks from a variety of industries and countries. Value investing seeks to uncover stocks whose current market prices are at discounts (that is, undervalued) to the Adviser’s estimate of their true or intrinsic value. The Fund’s value investment style derives from the work of the late Benjamin Graham, who is widely considered to be the father of the value investing approach. Most investments in the Fund’s portfolio at the time of initial purchase have one or more of the following investment characteristics: › low price-to-sales ratio as compared to other companies in the same industry; › low ratio of enterprise value (the sum of the market value of the company’s shares plus interest-bearing debt and preferred stock, net of cash and cash equivalents) to EBITA (earnings before deduction of interest, taxes, and amortization), EBITDA (earnings before deduction of interest, taxes, depreciation and amortization), or after-tax EBITA; › low stock price in relation to book value; › low price-to-earnings ratio; › low price-to-cash-flow ratio; › above-average dividend yield; › low financial leverage; › high returns on invested capital; › purchases of a company’s own stock by the company’s officers and directors; › company share repurchases; › a stock price that has declined significantly from its previous high price; and/or › small market capitalization. The Fund will generally not hedge its perceived foreign currency exposure back into the U.S. dollar. The Fund invests primarily in equity securities of foreign issuers, but also invests, on a more limited basis, in U.S. equity securities when opportunities appear attractive. Investments by the Fund are focused for the most part in developed countries, although the Fund will generally have some exposure to emerging markets. The Fund is diversified by issuer, industry and country, and maintains investments in a minimum of five countries. The Fund does not seek to reduce currency risk by hedging its perceived foreign currency exposure back into the U.S. dollar and will be exposed to currency fluctuations. However, the Adviser reserves the right, under circumstances that the Adviser deems to be extraordinary, to hedge all or a portion of the Fund’s currency exposure to a particular emerging market. The Fund is designed for long-term value investors who wish to focus their investment exposure on foreign stock markets of primarily developed countries, and their associated non-U.S. currencies. The Fund is not appropriate for investors primarily seeking income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell shares of the Fund, they may be worth less than what you paid for them; you may lose money by investing in the Fund. In addition to the risks generally applicable to the Fund set forth in the Prospectus and SAI, investing in the Fund will in particular involve the following risks: Equity Security Risk. The Fund invests in equity securities, primarily consisting of common stocks. Common stock represents a proportionate interest in the earnings and value of the issuing company. Therefore, the Fund participates in the success or failure of any company in which it owns stock. The market value of common stocks fluctuates significantly, reflecting the past and anticipated business performance of the issuing company, investor perception and general economic or financial market movements. Value Investing Risk. The Adviser may be wrong in its assessment of a company’s value, and the stocks the Fund owns may not reach what the Adviser believes are their true or intrinsic values. The market may not favor value-oriented stocks and may not favor equities at all, which may cause the Fund’s relative performance to suffer. There may be periods during which the Fund is unable to find securities that meet its value investment criteria. If the Fund is selling investments or experiencing net subscriptions during those periods, the Fund could have a significant cash position, which could adversely impact the Fund’s performance under certain market conditions and could make it more difficult for the Fund to achieve its investment objective. Risk of Loss. You could lose money on your investment in the Fund, and the Fund could underperform other investments. Foreign Securities Risk. The Fund invests to a great extent in foreign securities. Investing in foreign securities involves additional risks beyond those of investing in U.S. markets. These risks, which are more pronounced in emerging markets, include, among others: › changes in currency exchange rates, which can lower performance in U.S. dollar terms; › exchange rate controls (which may include an inability to transfer currency from a given country); › costs incurred in conversions between currencies; › non-negotiable brokerage commissions; › less publicly available information; › not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing, corporate governance and financial reporting; › greater market volatility; › lower trading volume and/or liquidity; › delayed settlements; › difficulty in enforcing obligations and contractual and other rights in foreign countries; › less securities regulation; › different tax provisions (including withholding on interest and dividends paid to the Fund); › less well-established contract law; › unrecoverable withholding and transfer taxes; › war; › seizure; and › political and social instability and diplomatic developments. The value of the foreign securities held by the Fund will be affected by changes in currency exchange rates or currency control regulations. The share price of the Fund will reflect the movements of the different securities in which it is invested, and the foreign currencies in which its investments are denominated. Currency exchange rates may fluctuate significantly over short periods of time, and the Fund’s investments may be negatively impacted by foreign currency exchange rate fluctuations. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in, or otherwise economically tied to, emerging countries. The securities markets of most emerging countries are relatively less liquid, developed and efficient, are subject to greater price volatility, have smaller market capitalizations, have more or less government regulation and may not be subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. The Adviser does not attempt to predict the movement of various currencies in reaching a decision about the appropriateness or prudence of an individual investment. The Fund has chosen generally not to hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be “currency unhedged.” In addition, the growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, events or developments that interrupt the global supply chain, such as pandemic risks relating to COVID-19, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the U.S. or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging countries. Risks of Investing in Europe. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Securities of issuers that are domiciled in, or have significant operations in, member states of the European Union (the “EU”) are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of investments held by the Fund. Current uncertainty concerning the economic consequences of the January 31, 2020 departure of the United Kingdom from the European Union (EU) (“Brexit”) may increase market volatility and may negatively affect the economies of the United Kingdom, EU countries, and the broader global economy. If one or more other countries were to withdraw from the EU, or if any country were to abandon the euro, those actions would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching. To the extent that the Fund has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Fund’s investments. Emerging Markets Risk. In addition to the risks relating to foreign securities, securities of issuers located in, or otherwise economically tied to, emerging markets may entail risks relating to expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, lack of hedging instruments, and restrictions on repatriation of capital invested. Economic or political crises may detrimentally affect investments in emerging markets. Emerging market countries may experience substantial rates of inflation or deflation. The economies of developing countries tend to be dependent upon international trade. Emerging markets countries may have less established legal, accounting, and financial reporting systems than those in more developed markets, which may result in there being little financial information available about emerging market issuers. Additionally, governments in emerging markets countries may be less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. Other risks include a high concentration of investors, financial intermediaries, and market capitalization and trading volume in a small number of issuers and industries; vulnerability to changes in commodity prices due to overdependence on exports, including gold and natural resources, overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable securities custodial services and settlement practices. For all of these reasons, investments in emerging markets may be considered speculative. Small- and Mid-Cap Companies Risk. The Fund invests in small- and mid-cap companies. Small- and mid-cap companies may be less well established and may have a more highly leveraged capital structure, less liquidity, a smaller investor base, limited product lines, greater dependence on a few customers or a few key personnel and similar factors that can make their business and stock market performance susceptible to greater fluctuation and volatility. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Fund may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public. These risks are more pronounced for micro-cap companies. In general, the Adviser’s investment philosophy and selection process favor companies that do not have capital structures that would be considered to be “highly leveraged” for a company in the same field. Coronavirus and Global Health Risk. The current global outbreak of the novel strain of coronavirus, COVID-19, has resulted in market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit ratings downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity across many industries and may heighten other pre-existing political, social and economic risks, locally or globally. While some vaccines have been developed and approved for use by various governments, the political, social, economic, market and financial risks of COVID-19 could persist for years to come. The full impact of the COVID-19 pandemic (and other similar events that may occur in the future) is unpredictable and may adversely affect the performance, net asset value, income and/or operating results of the Fund or the issuers in which it invests. Sector Risk. To the extent that the Fund focuses its investments in the securities of issuers in one or more sectors, the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as adverse economic, business, political, environmental, or other developments.
Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell shares of the Fund, they may be worth less than what you paid for them; you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark. This information may help illustrate the risks of investing in the Fund. Absent any applicable agreements to waive and/or reimburse certain of the Fund’s operational expenses, the returns of the Fund would have been lower. Updated performance information for the Fund is available at www.tweedy.com or by calling 800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-432-4789
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tweedy.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	International Value Fund II – Currency UnhedgedCalendar Year Total Returns1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	(1) The 2021 year-to-date return for the International Value Fund II – Currency Unhedged through June 30, 2021 was 10.05%. As of December 31, 2020Best Quarterly Return (10 year period and since inception)17.87%(4th Quarter, 2020)Worst Quarterly Return (10 year period and since inception)(25.51)%(1st Quarter, 2020)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return for Periods Ended December 31, 2020
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had certain fees and expenses not been waived and/or reimbursed from inception through December 31, 2014 and from December 1, 2017 to December 31, 2020.
Tweedy, Browne International Value Fund II – Currency Unhedged | Tweedy, Browne International Value Fund II – Currency Unhedged
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, One Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, Three Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, Five Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, Ten Years	rr_ExpenseExampleYear10	$ 1,657
Annual Return 2010	rr_AnnualReturn2010	9.43%	[3]
Annual Return 2011	rr_AnnualReturn2011	(1.73%)	[3]
Annual Return 2012	rr_AnnualReturn2012	17.98%	[3]
Annual Return 2013	rr_AnnualReturn2013	19.64%	[3]
Annual Return 2014	rr_AnnualReturn2014	(4.50%)	[3]
Annual Return 2015	rr_AnnualReturn2015	(5.39%)	[3]
Annual Return 2016	rr_AnnualReturn2016	2.34%	[3]
Annual Return 2017	rr_AnnualReturn2017	21.60%	[3]
Annual Return 2018	rr_AnnualReturn2018	(8.99%)	[3]
Annual Return 2019	rr_AnnualReturn2019	13.66%	[3]
Annual Return 2020	rr_AnnualReturn2020	(0.02%)	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarterly Return (10 year period and since inception)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarterly Return (10 year period and since inception)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.51%)
One Year	rr_AverageAnnualReturnYear01	(0.02%)
Five Years	rr_AverageAnnualReturnYear05	5.18%
Ten Years	rr_AverageAnnualReturnYear10	4.90%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2009
Tweedy, Browne International Value Fund II – Currency Unhedged | Return after Taxes on Distributions | Tweedy, Browne International Value Fund II – Currency Unhedged
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.12%)
Five Years	rr_AverageAnnualReturnYear05	4.94%
Ten Years	rr_AverageAnnualReturnYear10	4.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2009
Tweedy, Browne International Value Fund II – Currency Unhedged | Return after Taxes on Distributions and Sale of Fund Shares | Tweedy, Browne International Value Fund II – Currency Unhedged
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.26%
Five Years	rr_AverageAnnualReturnYear05	4.14%
Ten Years	rr_AverageAnnualReturnYear10	4.01%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2009
Tweedy, Browne International Value Fund II – Currency Unhedged | MSCI EAFE Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.82%
Five Years	rr_AverageAnnualReturnYear05	7.45%
Ten Years	rr_AverageAnnualReturnYear10	5.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 26, 2009

[1]	Acquired fund fees and expenses represent the expenses of the money market fund(s) in which the Fund’s cash balances are invested.
[2]	The Adviser has voluntarily agreed, through at least July 31, 2022, to waive a portion of the Fund’s investment advisory fees and/or to reimburse a portion of the Fund’s expenses to the extent necessary to keep the Fund’s expense ratio in line with that of the Tweedy, Browne International Value Fund. (For purposes of this calculation, the Fund’s acquired fund fees and expenses, brokerage costs, interest, taxes and extraordinary expenses are disregarded and the Fund’s expense ratio is rounded to two decimal points.) This arrangement may not be terminated prior to the close of business on July 31, 2022 without the approval of the Board of Directors of Tweedy, Browne Fund Inc.
[3]	The 2021 year-to-date return for the International Value Fund II – Currency Unhedged through June 30, 2021 was 10.05%.